System Fund - Summary of System Fund Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
System fund [line items]
System fund revenue	$ 928	$ 765	$ 1,373
Assessment fees and contributions received from hotels [member]
System fund [line items]
System fund revenue	727	490	1,036
Loyalty programme revenue [member]
System fund [line items]
System fund revenue	$ 201	$ 275	$ 337